Principal Subsidiaries and Non-Controlling Interests in Subsidiaries	12 Months Ended
Oct. 31, 2025
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Principal Subsidiaries and Non-Controlling Interests in Subsidiaries
30	Principal Subsidiaries and Non-Controlling Interests in Subsidiaries

(a)	Principal subsidiaries (1)
The following table presents certain operating subsidiaries the Bank owns, directly or indirectly. All of these subsidiaries are included in the Bank’s consolidated financial statements.

		Carrying value of shares
As at October 31 ($ millions)	Principal office	2025	2024
Canadian

Scotia Capital Inc.	Toronto, Ontario	$4,694	$4,160
BNS Investments Inc.	Toronto, Ontario	22,545	23,860
1832 Asset Management L.P.	Toronto, Ontario
Montreal Trust Company of Canada	Montreal, Quebec
MD Financial Management Inc.	Ottawa, Ontario	2,939	2,826
Jarislowsky, Fraser Limited	Montreal, Quebec	974	956
Scotia Securities Inc.	Toronto, Ontario	69	73
Tangerine Bank	Toronto, Ontario	3,711	4,154
The Bank of Nova Scotia Trust Company	Toronto, Ontario	764	704
Scotia Mortgage Corporation	Toronto, Ontario	606	843
National Trust Company	Stratford, Ontario	499	408
Roynat Inc.	Calgary, Alberta	785	741
Scotia Dealer Advantage Inc.	Hamilton, Ontario	977	924

International
Scotia Holdings (USA) LLC	New York, New York	7,698	7,654
Scotia Capital (USA) Inc.	New York, New York
Scotia Financing (USA) LLC	New York, New York
Nova Scotia Inversiones Limitada	Santiago, Chile	7,370	7,489
Scotiabank Chile S.A. (99.79%)	Santiago, Chile
Grupo Financiero Scotiabank Inverlat, S.A. de C.V. (97.39%)	Mexico City, Mexico	8,821	6,966
Scotiabank Inverlat, S.A.	Mexico City, Mexico
Scotia Peru Holdings S.A.	Lima, Peru	6,920	5,779
Scotiabank Peru S.A.A. (99.31%)	Lima, Peru
Multiacciones S.A.S. (2)	Bogota, Colombia	424	973
Scotiabank Colpatria, S.A. (56.00%) (2)(3)	Bogota, Colombia
Scotiabank Brasil S.A. Banco Multiplo	Sao Paulo, Brazil	1,142	796
Scotia Uruguay Holdings S.A.	Montevideo, Uruguay	757	681
Scotiabank Uruguay S.A.	Montevideo, Uruguay
Scotiabank Republica Dominicana, S.A. – Banco Multiple (99.80%)	Santo Domingo, Dominican Republic	823	943
Scotiabank Caribbean Holdings Ltd.	Bridgetown, Barbados	1,966	1,608
Scotia Group Jamaica Limited (71.78%)	Kingston, Jamaica
Scotiabank Trinidad and Tobago Limited (50.90%)	Port of Spain, Trinidad and Tobago
Scotiabank (Barbados) Limited	Bridgetown, Barbados	286	237
BNS International (Bahamas) Limited	Nassau, Bahamas	10,612	11,180
The Bank of Nova Scotia Trust Company (Bahamas) Limited	Nassau, Bahamas
Scotiabank (Bahamas) Limited	Nassau, Bahamas
Scotiabank & Trust (Cayman) Ltd.	Grand Cayman, Cayman Islands
Grupo BNS de Costa Rica, S.A. (2)	San Jose, Costa Rica
Scotiabank (Ireland) Designated Activity Company	Dublin, Ireland

(1)	The Bank (or immediate parent of an entity) owns 100% of the outstanding voting shares of each subsidiary unless otherwise noted.
(2)
In Q1 2025, the Bank entered into an agreement to sell its banking operations in Colombia, Costa Rica and Panama to Davivienda. The transaction was completed on December 1, 2025. Refer to Note 35 for details.

(3)	The Bank made a capital contribution to Scotiabank Colpatria S.A. in May 2025 which increased its ownership interest to 56.00% following the subsequent issuance of additional shares.
Subsidiaries may have a different reporting date from that of the Bank of October 31. Dates may differ for a variety of reasons including local reporting requirements or tax laws. In accordance with the Bank’s accounting policies, for the purpose of inclusion in the consolidated financial statements of the Bank, adjustments are made where significant for subsidiaries with different reporting dates.

(b)	Non-controlling interests in subsidiaries
The Bank’s significant
non-controlling
interests in subsidiaries are comprised of the following entities:

	As at and for the year ended
			2025		2024
	Non-controlling interest %		Non-controlling interests in subsidiaries	Dividends paid to non-controlling interest	Non-controlling interests in subsidiaries	Dividends paid to non-controlling interest
Scotiabank Chile S.A.	0.20% – 49.10%		$262	$8	$256	$24
Scotiabank Colpatria S.A. (1)	44.00% – 47.00%		323	–	405	–
Scotia Group Jamaica Limited	28.22%		379	14	350	13
Scotiabank Trinidad and Tobago Limited	49.10%		491	51	464	49
Other	0.0005% – 49.35	% (2)	266	9	232	2
Total			$1,721	$82	$1,707	$88

(1)
Non-controlling
interest holders for Scotiabank Colpatria S.A. have a right to sell their holding to the Bank after the end of the 7th anniversary (January 17, 2019) and at subsequent pre-agreed
intervals, into the future, at fair market value that can be settled at the Bank’s discretion, by issuance of common shares or cash.

(2)	Range of non-controlling interest % for other subsidiaries.
Summarized financial information of the Bank’s subsidiaries with significant non-controlling
interests are as follows:

	As at and for the year ended October 31, 2025				As at and for the year ended October 31, 2024
($ millions)	Revenue	Total comprehensive income (loss)	Total assets	Total liabilities	Revenue	Total comprehensive income (loss)	Total assets	Total liabilities
Total	$4,522	$602	$95,993	$84,493	$4,455	$226	$93,051	$82,223